SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Operating Leases - Lessee
2024		$ 87,465
2025		89,003
2026		90,588
2027		92,220
Thereafter		31,113
Total operating lease payments	$ 368,710	390,389
Present value adjustment	(47,991)	(53,615)
Total operating lease liabilities	320,719	$ 336,774
Remaining nine months ending June 30, 2024	65,786
2025	89,003
2026	90,588
2027	92,220
Thereafter	$ 31,113